                                    FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2002
                                                       ------------------

                 Check here if Amendment [ ]: Amendment Number:
                                                               ----------

                        This Amendment (Check only one):

                        [ ] is a restatement
                        [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:             Glenview Capital Management, Inc.
Address:          540 Madison Avenue, 33rd Floor
                  New York, New York 10022


Form 13F File Number:      28-10134
                     ---------------

          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:             Anthony Chaves
Title:            CFO
Phone:            212-812-4730

Signature, Place and Date of Signing:

/s/ Anthony Chaves
----------------------     540 Madison Avenue, 33rd Floor     November 12, 2002
                           New York, New York 10022


Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[ ] 13F COMBINATION REPORT

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      63

Form 13F Information Table Value Total:      $659,249.16 (thousands)

List of Other Included Managers:             No

                           Form 13F INFORMATION TABLE



                  Column 1           Column 2          Column 3      Column 4
                  Name of           Class Title           CUSIP   Value (x$1000)
                   Issuer
Accenture Ltd.                        Common          g1150g111       5,712.00
Advanced PCS                          Common          00790k109      45,060.00
Allied Capital Corp.                  Common          01903q108       7,696.52
American Tower                      NT CV 5.00%       029912af9       3,010.00
Aon Corporation                       Common           37389103      32,784.00
Asbury Automotive Group               Common           43436104       6,265.88
Bristol Myers Squibb Co.              Common          110122108      11,900.00
CDW Computer Centers Inc.             Common          125129106       6,205.74
CSG Systems                           Common          126349109       8,559.77
Caremark Rx Inc.                      Common          141705103       8,500.00
Celestica Inc.                      Sub Vt Shs        15101q108      20,868.30
Cendant Corporation                   Common          151313103      12,912.00
Chiquita Brands Intl.                 Common          170032809      12,179.24
Circuit City                          Common          172737108      12,120.00
Comdisco Inc. Mtn                   NT CV 7.25%       20033rgb9       3,802.50
Comdisco Inc.                         Common          200336105              -
Comverse Technology                   Common          205862402       1,747.50
Conocophillips                        Common          20825c104       6,025.07
Delta & Pine Lane                     Common          247357106       7,035.00
Disney Walt Co (holding Co)           Common          254687106       6,056.00
Dollar General                        Common          256669102       2,013.00
Echostar Communications            NT CV 4.875%       278762ad1       1,530.00
Electronic Data Systems               Common          285661104       6,990.00
Enterasys Networks Inc.               Common          293637104      11,073.14
Expedia                               Common          302125109       5,789.30
Express Scripts Inc.R[26]C            Common          302182100      28,884.70
First Data Corp.                      Common          319963104      19,565.00
Foot Locker Inc.                      Common          344849104       5,244.75
GameStop                              Common          36466r101       8,932.56
Gap Inc.                              Common          364760108       5,924.10
General Motors Corporation           CL H New         370442832       4,891.59
Global Payments                       Common          37940x102      11,924.48
Homestore.Com Inc.                    Common          437852106         265.08
IMS Health Inc.                       Common          449934108      14,970.00
Interactive Data Corp.                Common          45840J107       2,450.00
M&T Bank Corp.                        Common          55261f104       9,851.25
McDonald's Corp.                      Common          580135101       4,415.00
Newhall Land & Farming                Common          651426108       1,082.40
Nextel Com 11.125 Series             Preferred        65332v707      12,100.00
Northrop Grumman Corp.                Common          666807102      14,264.60
PerkinElmer                         NT Zero CV        714046aa7       2,563.18
Pharmacia Corporation                 Common          71713u102      19,440.00
Philip Morris                         Common          718154107      23,280.00
Providian Financial Corp.           NT Zero CV        74406aab8      10,762.50
Providian Financial Corp.             Common          74406a102       9,993.55
Qwest Communication                 NT CV 7.25%       501813aa7       4,547.50
Raytheon Company                      Common          755111507       2,930.00
RibaPharm Inc.                        Common          762537108       6,778.80
SBA Communications                 NT CV 10.25%       78388jae6       4,587.00
SPX Corporation                       Common          784635104      30,824.95
Sappi Ltd.                           Spon ADR         803069202      17,718.88
Sears Roebuck & Co.                   Common          812387108       7,800.00
Spectrasite Holdings               NT CV 11.25%       84760TAE0      12,093.75
Spectrasite Holdings                NT CV 6.75%       84760tal4      12,398.45
Spectrasite Holdings               NT CV 12.50%       84760tan0       4,485.00
Synavant Inc.                         Common          87157a105       2,139.76
Textron Inc.                          Common          883203101      10,410.73
Ticket Master                          CL B           88633P203      15,250.00
Transocean Sedco Forex Inc.             Ord           g90078109       8,338.72
Tyco International Ltd.             NT Zero CV        902124ac0      19,781.25
Tyco International Ltd.             NT CV 6.375       902118ab4      14,481.25
ValueVision Intl. Inc.                 CL A           92047k107       5,922.34
Viad Corp.                            Common          92552r109       4,846.00
Waddell & Reed Financial              Common          930059100       2,965.11
Wyeth                                 Common          983024100      14,310.00
                                                                    ------------
                                                                    659,249.16
                                                                    ------------
                                                                    659,249.16
                                                                    ============



                  Column 1             Column 5                Column 6  Column 7           Column 8
                  Name of          Shrs or    SH/PRN   Put/   Investment   Other        Voting authority
                   Issuer          prn amt.            Call   discretion managers       Sole   Shared   None
Accenture Ltd.                      400,000     SH             Yes         None         Sole
Advanced PCS                      2,000,000     SH             Yes         None         Sole
Allied Capital Corp.                351,600     SH             Yes         None         Sole
American Tower                   35,000,000     FV             Yes         None         Sole
Aon Corporation                   1,600,000     SH             Yes         None         Sole
Asbury Automotive Group             716,100     SH             Yes         None         Sole
Bristol Myers Squibb Co.            500,000     SH             Yes         None         Sole
CDW Computer Centers Inc.           146,500     SH             Yes         None         Sole
CSG Systems                         785,300     SH             Yes         None         Sole
Caremark Rx Inc.                    500,000     SH             Yes         None         Sole
Celestica Inc.                    1,593,000     SH             Yes         None         Sole
Cendant Corporation               1,200,000     SH             Yes         None         Sole
Chiquita Brands Intl.               788,300     SH             Yes         None         Sole
Circuit City                        800,000     SH             Yes         None         Sole
Comdisco Inc. Mtn                 4,500,000     FV             Yes         None         Sole
Comdisco Inc.                     8,115,700     SH             Yes         None         Sole
Comverse Technology                 250,000     SH             Yes         None         Sole
Conocophillips                      130,300     SH             Yes         None         Sole
Delta & Pine Lane                   375,400     SH             Yes         None         Sole
Disney Walt Co (holding Co)         400,000     SH             Yes         None         Sole
Dollar General                      150,000     SH             Yes         None         Sole
Echostar Communications          14,000,000     FV             Yes         None         Sole
Electronic Data Systems             500,000     SH             Yes         None         Sole
Enterasys Networks Inc.           8,517,800     SH             Yes         None         Sole
Expedia                             114,300     SH             Yes         None         Sole
Express Scripts Inc.R[26]C          529,800     SH             Yes         None         Sole
First Data Corp.                    700,000     SH             Yes         None         Sole
Foot Locker Inc.                    525,000     SH             Yes         None         Sole
GameStop                            436,800     SH             Yes         None         Sole
Gap Inc.                            546,000     SH             Yes         None         Sole
General Motors Corporation          534,600     SH             Yes         None         Sole
Global Payments                     465,800     SH             Yes         None         Sole
Homestore.Com Inc.                  883,600     SH             Yes         None         Sole
IMS Health Inc.                   1,000,000     SH             Yes         None         Sole
Interactive Data Corp.              200,000     SH             Yes         None         Sole
M&T Bank Corp.                      125,000     SH             Yes         None         Sole
McDonald's Corp.                    250,000     SH             Yes         None         Sole
Newhall Land & Farming               44,000     SH             Yes         None         Sole
Nextel Com 11.125 Series             20,000     SH             Yes         None         Sole
Northrop Grumman Corp.              115,000     SH             Yes         None         Sole
PerkinElmer                      26,102,000     FV             Yes         None         Sole
Pharmacia Corporation               500,000     SH             Yes         None         Sole
Philip Morris                       600,000     SH             Yes         None         Sole
Providian Financial Corp.        17,000,000     FV             Yes         None         Sole
Providian Financial Corp.         2,039,500     SH             Yes         None         Sole
Qwest Communication               6,000,000     FV             Yes         None         Sole
Raytheon Company                    100,000     SH             Yes         None         Sole
RibaPharm Inc.                    1,506,400     SH             Yes         None         Sole
SBA Communications               22,500,000     FV             Yes         None         Sole
SPX Corporation                     305,500     SH             Yes         None         Sole
Sappi Ltd.                        1,547,500     SH             Yes         None         Sole
Sears Roebuck & Co.                 200,000     SH             Yes         None         Sole
Spectrasite Holdings             13,855,000     FV             Yes         None         Sole
Spectrasite Holdings             23,000,000     FV             Yes         None         Sole
Spectrasite Holdings             20,850,000     FV             Yes         None         Sole
Synavant Inc.                     2,641,679     SH             Yes         None         Sole
Textron Inc.                        305,300     SH             Yes         None         Sole
Ticket Master                     1,000,000     SH             Yes         None         Sole
Transocean Sedco Forex Inc.         400,900     SH             Yes         None         Sole
Tyco International Ltd.          30,000,000     FV             Yes         None         Sole
Tyco International Ltd.           3,500,000     FV             Yes         None         Sole
ValueVision Intl. Inc.              503,600     SH             Yes         None         Sole
Viad Corp.                          237,200     SH             Yes         None         Sole
Waddell & Reed Financial            167,900     SH             Yes         None         Sole
Wyeth                               450,000     SH             Yes         None         Sole